Derivative Financial Instruments and Risk Management Policies - Breakdown of Derivatives and Expected Maturity Schedule (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Notional amount	€ 128,654	€ 138,102
Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	3,932	2,849
Non-current derivative financial assets	(3,389)	(2,776)
Current derivative financial assets	(1,441)	(922)
Non-current derivative financial liabilities	2,358	2,287
Current derivative financial liabilities	524	230
Derivative asset (liability), net	(1,948)	(1,181)	€ (505)
Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(4,460)	(8,761)
Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	2,478	4,422
Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	672	2,268
Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	5,242	4,920
Financial Instruments excluding Derivatives
Disclosure of detailed information about hedges [line items]
Notional amount	1,013	970
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	1,043	996
Current derivative financial liabilities	0	0
Derivative asset (liability), net	1,043	996
Financial Instruments excluding Derivatives | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Financial Instruments excluding Derivatives | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	59	56
Financial Instruments excluding Derivatives | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	234	56
Financial Instruments excluding Derivatives | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	720	858
Exchange rate hedges | Financial Instruments excluding Derivatives
Disclosure of detailed information about hedges [line items]
Notional amount	1,013	970
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	1,043	996
Current derivative financial liabilities	0	0
Derivative asset (liability), net	1,043	996
Exchange rate hedges | Financial Instruments excluding Derivatives | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate hedges | Financial Instruments excluding Derivatives | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	59	56
Exchange rate hedges | Financial Instruments excluding Derivatives | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	234	56
Exchange rate hedges | Financial Instruments excluding Derivatives | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	720	858
Exchange rate hedges | Fair value hedges | Financial Instruments excluding Derivatives
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	0	0
Current derivative financial liabilities	0	0
Derivative asset (liability), net	0	0
Exchange rate hedges | Fair value hedges | Financial Instruments excluding Derivatives | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate hedges | Fair value hedges | Financial Instruments excluding Derivatives | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate hedges | Fair value hedges | Financial Instruments excluding Derivatives | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate hedges | Fair value hedges | Financial Instruments excluding Derivatives | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate hedges | Net investment Hedges | Financial Instruments excluding Derivatives
Disclosure of detailed information about hedges [line items]
Notional amount	1,013	970
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	1,043	996
Current derivative financial liabilities	0	0
Derivative asset (liability), net	1,043	996
Exchange rate hedges | Net investment Hedges | Financial Instruments excluding Derivatives | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate hedges | Net investment Hedges | Financial Instruments excluding Derivatives | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	59	56
Exchange rate hedges | Net investment Hedges | Financial Instruments excluding Derivatives | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	234	56
Exchange rate hedges | Net investment Hedges | Financial Instruments excluding Derivatives | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	720	858
Designated as Hedging Instrument | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	10,652	10,570
Non-current derivative financial assets	(2,676)	(1,950)
Current derivative financial assets	(1,104)	(660)
Non-current derivative financial liabilities	1,667	1,447
Current derivative financial liabilities	254	200
Derivative asset (liability), net	(1,859)	(963)
Designated as Hedging Instrument | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(662)	(4,443)
Designated as Hedging Instrument | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	2,827	4,743
Designated as Hedging Instrument | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	1,446	2,799
Designated as Hedging Instrument | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	7,041	7,471
Designated as Hedging Instrument | Interest rate hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(309)	675
Non-current derivative financial assets	(584)	(398)
Current derivative financial assets	(289)	(186)
Non-current derivative financial liabilities	41	270
Current derivative financial liabilities	38	9
Derivative asset (liability), net	(794)	(305)
Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	677	(686)
Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	(199)	1,746
Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	818	(299)
Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	(1,605)	(86)
Designated as Hedging Instrument | Interest rate hedges | Cash flow hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	2,769	2,275
Non-current derivative financial assets	(8)	(154)
Current derivative financial assets	(4)	(2)
Non-current derivative financial liabilities	29	228
Current derivative financial liabilities	38	4
Derivative asset (liability), net	55	76
Designated as Hedging Instrument | Interest rate hedges | Cash flow hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	482	(607)
Designated as Hedging Instrument | Interest rate hedges | Cash flow hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	0	1,567
Designated as Hedging Instrument | Interest rate hedges | Cash flow hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	1,403	46
Designated as Hedging Instrument | Interest rate hedges | Cash flow hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	884	1,269
Designated as Hedging Instrument | Interest rate hedges | Fair value hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(3,078)	(1,600)
Non-current derivative financial assets	(576)	(244)
Current derivative financial assets	(285)	(184)
Non-current derivative financial liabilities	12	42
Current derivative financial liabilities	0	5
Derivative asset (liability), net	(849)	(381)
Designated as Hedging Instrument | Interest rate hedges | Fair value hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	195	(79)
Designated as Hedging Instrument | Interest rate hedges | Fair value hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	(199)	179
Designated as Hedging Instrument | Interest rate hedges | Fair value hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	(585)	(345)
Designated as Hedging Instrument | Interest rate hedges | Fair value hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	(2,489)	(1,355)
Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	5,140	4,583
Non-current derivative financial assets	(1,489)	(835)
Current derivative financial assets	(389)	(183)
Non-current derivative financial liabilities	1,339	939
Current derivative financial liabilities	148	70
Derivative asset (liability), net	(391)	(9)
Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(2,331)	(4,718)
Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	1,038	2,219
Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	400	1,102
Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	6,033	5,980
Designated as Hedging Instrument | Exchange rate hedges | Cash flow hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	9,408	9,642
Non-current derivative financial assets	(1,325)	(834)
Current derivative financial assets	(348)	(76)
Non-current derivative financial liabilities	1,337	939
Current derivative financial liabilities	37	10
Derivative asset (liability), net	(299)	39
Designated as Hedging Instrument | Exchange rate hedges | Cash flow hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	1,587	341
Designated as Hedging Instrument | Exchange rate hedges | Cash flow hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	1,102	2,219
Designated as Hedging Instrument | Exchange rate hedges | Cash flow hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	686	1,102
Designated as Hedging Instrument | Exchange rate hedges | Cash flow hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	6,033	5,980
Designated as Hedging Instrument | Exchange rate hedges | Fair value hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	407	50
Non-current derivative financial assets	(164)	(1)
Current derivative financial assets	(21)	(45)
Non-current derivative financial liabilities	0	0
Current derivative financial liabilities	15	14
Derivative asset (liability), net	(170)	(32)
Designated as Hedging Instrument | Exchange rate hedges | Fair value hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	693	50
Designated as Hedging Instrument | Exchange rate hedges | Fair value hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as Hedging Instrument | Exchange rate hedges | Fair value hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	(286)	0
Designated as Hedging Instrument | Exchange rate hedges | Fair value hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as Hedging Instrument | Exchange rate hedges | Net investment Hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(4,675)	(5,109)
Non-current derivative financial assets	0	0
Current derivative financial assets	(20)	(62)
Non-current derivative financial liabilities	2	0
Current derivative financial liabilities	96	46
Derivative asset (liability), net	78	(16)
Designated as Hedging Instrument | Exchange rate hedges | Net investment Hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(4,611)	(5,109)
Designated as Hedging Instrument | Exchange rate hedges | Net investment Hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	(64)	0
Designated as Hedging Instrument | Exchange rate hedges | Net investment Hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as Hedging Instrument | Exchange rate hedges | Net investment Hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as Hedging Instrument | Interest and exchange rate hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	5,821	5,312
Non-current derivative financial assets	(603)	(717)
Current derivative financial assets	(426)	(291)
Non-current derivative financial liabilities	287	238
Current derivative financial liabilities	68	121
Derivative asset (liability), net	(674)	(649)
Designated as Hedging Instrument | Interest and exchange rate hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	992	961
Designated as Hedging Instrument | Interest and exchange rate hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	1,988	778
Designated as Hedging Instrument | Interest and exchange rate hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	228	1,996
Designated as Hedging Instrument | Interest and exchange rate hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	2,613	1,577
Designated as Hedging Instrument | Interest and exchange rate hedges | Cash flow hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	5,888	5,500
Non-current derivative financial assets	(549)	(541)
Current derivative financial assets	(409)	(291)
Non-current derivative financial liabilities	287	238
Current derivative financial liabilities	65	121
Derivative asset (liability), net	(606)	(473)
Designated as Hedging Instrument | Interest and exchange rate hedges | Cash flow hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	1,006	962
Designated as Hedging Instrument | Interest and exchange rate hedges | Cash flow hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	2,004	801
Designated as Hedging Instrument | Interest and exchange rate hedges | Cash flow hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	230	2,001
Designated as Hedging Instrument | Interest and exchange rate hedges | Cash flow hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	2,648	1,736
Designated as Hedging Instrument | Interest and exchange rate hedges | Fair value hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(67)	(188)
Non-current derivative financial assets	(54)	(176)
Current derivative financial assets	(17)	0
Non-current derivative financial liabilities	0	0
Current derivative financial liabilities	3	0
Derivative asset (liability), net	(68)	(176)
Designated as Hedging Instrument | Interest and exchange rate hedges | Fair value hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(14)	(1)
Designated as Hedging Instrument | Interest and exchange rate hedges | Fair value hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	(16)	(23)
Designated as Hedging Instrument | Interest and exchange rate hedges | Fair value hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	(2)	(5)
Designated as Hedging Instrument | Interest and exchange rate hedges | Fair value hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	(35)	(159)
Not Designated as Hedging Instrument | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(6,720)	(7,721)
Non-current derivative financial assets	(713)	(826)
Current derivative financial assets	(337)	(262)
Non-current derivative financial liabilities	691	840
Current derivative financial liabilities	270	30
Derivative asset (liability), net	(89)	(218)
Not Designated as Hedging Instrument | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(3,798)	(4,318)
Not Designated as Hedging Instrument | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	(349)	(321)
Not Designated as Hedging Instrument | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	(774)	(531)
Not Designated as Hedging Instrument | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	(1,799)	(2,551)
Not Designated as Hedging Instrument | Interest rate hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(4,547)	(6,974)
Non-current derivative financial assets	(713)	(826)
Current derivative financial assets	(316)	(128)
Non-current derivative financial liabilities	688	830
Current derivative financial liabilities	146	3
Derivative asset (liability), net	(195)	(121)
Not Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(1,501)	(3,571)
Not Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	(473)	(321)
Not Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	(774)	(531)
Not Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	(1,799)	(2,551)
Not Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(2,484)	(747)
Non-current derivative financial assets	0	0
Current derivative financial assets	(21)	(134)
Non-current derivative financial liabilities	0	0
Current derivative financial liabilities	113	25
Derivative asset (liability), net	92	(109)
Not Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(2,484)	(747)
Not Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Others | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	311	0
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	3	10
Current derivative financial liabilities	11	2
Derivative asset (liability), net	14	12
Not Designated as Hedging Instrument | Others | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	187	0
Not Designated as Hedging Instrument | Others | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	124	0
Not Designated as Hedging Instrument | Others | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Others | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Loans and Other Debts | Financial Instruments excluding Derivatives
Disclosure of detailed information about hedges [line items]
Non-current derivative financial liabilities	251	243
Obligations and Bonds | Financial Instruments excluding Derivatives
Disclosure of detailed information about hedges [line items]
Non-current derivative financial liabilities	€ 792	€ 753